RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), and has since modified the standard with several ASUs (collectively, the new lease standard). The standard is effective from January 1, 2019.

The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit will be zero because (i) the Company does not have any unamortized initial direct costs as of January 1, 2019 that needs to be written off; (ii) the Company does not have any lease incentives or accrued rental transactions that needs to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is the same and even if accounted for separately, the lease component of such contracts would be considered operating leases.

In determining the appropriate discount rate to use in calculating the present value of the Company’s contractual lease payments, the Company will make significant judgements and assumptions to estimate the its incremental borrowing rate as the rate implicit in the Company’s leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

The Company currently has three major categories of leases - chartered-in vessels, vessels under capital lease and leased office and other space. Upon adoption of ASC 842, management expects that based on our current portfolio of leases, assets and liabilities on the consolidated balance sheet will increase by between $15 million and $28 million due to the recognition of right-of-use assets and corresponding lease liabilities. The Company is still assessing the probability of certain lease option periods which will impact the lease liabilities and assets recognized, it is expected that this assessment will be concluded during Q1 2019. The Company does not expect the implementation of this standard to cause a material change in the Company's operating expenses in the fiscal year 2019, the assessment of the disclosure impact of these changes is ongoing and is expected to be concluded during Q1 2019. The Company does not expect to elect the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee.

ASC 842 also allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less). Instead, a lessee may recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases shall be made by class of underlying asset to which the right of use relates. The Company will elect not to apply ASC 842 to its portfolio of short-term leases existing on January 1, 2019.
For arrangements where we are the lessor, we do not expect the adoption of the new lease standard to have a material impact on our financial statements. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we will elect this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus not separate the non-lease component, or service element, from the lease.

We are in the process of updating processes and implementing new internal controls over lease recognition to assist in the application of the new lease standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04 Intangibles - Goodwill and other (Topic 350), which simplifies the test for goodwill impairment. This Update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This update removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently evaluating the impact of the adoption of the accounting standard on our consolidated financial statements.

Accounting Standards Updates, recently adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, or ASC 606, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.

We adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Under the modified retrospective approach, we recognized the cumulative effect of adopting this standard as a net adjustment amounting to $16.6 million to increase the opening balance of Accumulated Deficit as of January 1, 2018.

Time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts and other contracts considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts or on the lease component from such contracts.

The new guidance also specifies revised treatment for certain contract related costs, being either incremental costs to obtain a contract, or cost to fulfill a contract. Under the new guidance, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. The guidance also provides a practical expedient whereby an entity may recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Cost to fulfill a contract must be capitalized if they meet certain criteria.

Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. When voyage revenues become billable, the receivable is recognized as "Trade accounts receivable, net". If at the reporting period the billable amount under the charter party exceeds the accrued revenue for a specific ongoing voyage, such an amount, or contract liability, would be recognized as deferred charter revenue under other current liabilities.

ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our condensed consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:

Condensed Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 on our condensed consolidated balance sheets, condensed consolidated income statements of operations and condensed consolidated statements of cash flow for 2018 were as follows:

Condensed Consolidated Statement of Financial Position

	Balance at December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	59,437	(31,850)	91,287
Other current assets	5,359	5,410	(51)
Liabilities
Accrued expenses	37,031	(959)	37,990
Equity
Accumulated deficit	(295,118)	(25,481)	(269,637)

Condensed Consolidated Income Statement

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
			—
Voyage charter revenues	690,901	(11,548)	702,449
Voyage expenses and commission	377,772	(2,698)	380,470
Net (loss) income	(8,398)	(8,850)	452
			—
Basic and diluted loss per share attributable to the Company	(0.05)	0.05	—

Condensed Consolidated Statement of Cash Flows

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net loss	(8,398)	(8,850)	452
Change in operating assets and liabilities	(38,695)	8,850	(47,545)
Net cash provided by operating activities	46,171	—	46,171

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $9.1 million of contract assets were capitalized as of December 31, 2018 as "Other current assets", of which $3.7 million was amortized up to December 31, 2018, leaving a remaining balance of $5.4 million. $3.1 million of contract assets were amortized in the year ended December 31, 2018 in relation to voyages in progress at the end of December 31, 2017. No impairment losses were recognized in the period.

In accordance with ASC 606, we have applied the practical expedient not to disclose the aggregate amount of the transaction price allocated to the remaining performance obligations, or when the Company expects to recognize this as revenue for these contracts given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $2.9 million in accumulated deficit. In 2018, we recognized a mark to market loss of $3.5 million of these equity securities.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. When a reporting entity applies the equity method of accounting to an investment it should make a policy election to classify distributions received from the equity method investee as follows:

•
Cumulative earnings approach - distributions received are considered returns on investment and classified as cash inflows from operating activities unless the investor's cumulative distributions received in prior periods exceed the cumulative equity in earnings of the investee. when such an excess occurs the current period distribution up to this excess should be classified as a cash inflow from investing activity.

•
Nature of distribution approach - distributions received should be classified based on the nature of the activity of the investee that generated the distribution as either a return of investments (cash inflow from investing activity) or a return on investment (cash inflow from operating activities)

The amendments in this Update were applied using a retrospective transition method to each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In our beginning of period 2018, 2017 and 2016 balances, restricted cash of $1.4 million, $0.7 million and $0.7 million, respectively, have been aggregated with cash and cash equivalents in the beginning of period line items at the bottom of the statements of cash flows for each period presented. The adoption of this Update did not have a significant impact on these condensed consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption.